Summary of Significant Accounting Policies (Details 6) - USD ($)	Dec. 31, 2017	Jun. 30, 2017	Jun. 30, 2016
Summary of Significant Accounting Policies [Line Items]
Patents, net	$ 258,611	$ 271,278	$ 296,611
Patents One [Member]
Summary of Significant Accounting Policies [Line Items]
2018		25,000
2019		25,000
2020		25,000
2021		25,000
2022		25,000
Thereafter		146,000
Patents, net		$ 271,000